Long-Term Debt - Schedule of Mandatory Principal Payments of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 1,836
2022	3,672
2023	3,672
2024	67,327
2025	21,400
Total	97,907
SG Broadcasting
Debt Instrument [Line Items]
2025	21,400
Total	21,400
Emmis
Debt Instrument [Line Items]
2024	5,535
Total	5,535
Senior Credit Facility
Debt Instrument [Line Items]
2021	1,836
2022	3,672
2023	3,672
2024	61,792
Total	$ 70,972